Fair Values of Assets and Liabilities - Valuation Assumption Ranges for Derivative Commitments (Detail)	Dec. 31, 2013
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected loan close rate	43.00%
Inherent MSR value (basis points per loan)	0.48%
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected loan close rate	100.00%
Inherent MSR value (basis points per loan)	2.21%
Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected loan close rate	80.00%
Inherent MSR value (basis points per loan)	1.24%